Share capital - Capital increases (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance at beginning of year, shares	65,897,071	65,835,511	65,552,721
Share capital	€ 293,937	€ 293,937
Share premium	€ 2,736,994	2,736,994
Exercise of warrant/ subscription rights		€ 1,770	€ 6,695
Average exercise price warrants	€ 0	€ 28.75	€ 23.68
Balance at end of year, shares	65,897,071	65,897,071	65,835,511
Par value of shares	€ 5.41
Share capital.
Disclosure of classes of share capital [line items]
Share capital	€ 293,937	€ 293,937	€ 293,604	€ 292,075
Exercise of warrant/ subscription rights		333	1,530
Share premium account
Disclosure of classes of share capital [line items]
Share premium	2,736,994	2,736,994	2,735,557	2,730,391
Exercise of warrant/ subscription rights		1,437	5,166
Share capital and share premium
Disclosure of classes of share capital [line items]
Share Capital and Share Premium	€ 3,030,932	€ 3,030,932	€ 3,029,162	€ 3,022,467
March 18, 2022 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Number of shares issued			95,500
Average exercise price warrants			€ 22.61
Closing share price on date of capital increase			€ 57.38
March 18, 2022 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 517
March 18, 2022 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			1,643
March 18, 2022 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 2,160
June 20, 2022 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Number of shares issued			80,290
Average exercise price warrants			€ 18.18
Closing share price on date of capital increase			€ 53.52
June 20, 2022 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 434
June 20, 2022 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			1,025
June 20, 2022 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 1,460
September 27, 2022 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Number of shares issued			107,000
Average exercise price warrants			€ 28.75
Closing share price on date of capital increase			€ 44.49
September 27, 2022 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 579
September 27, 2022 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			2,497
September 27, 2022 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 3,076
March 20, 2023 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Number of shares issued		61,560
Average exercise price warrants		€ 28.75
Closing share price on date of capital increase		€ 35.47
March 20, 2023 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 333
March 20, 2023 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		1,437
March 20, 2023 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 1,770